(18) Stock Options and Warrants (Details) (USD $)	9 Months Ended
Jun. 30, 2013
Details
Class of Warrant or Right, Number of Securities Called by Warrants or Rights	14,286
Warrants To Purchase Common Stock Exercise Price	$ 14.70
Stock and Warrants Issued During Period, Value, Preferred Stock and Warrants	$ 82,715